Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	2,891,822	1,587,371
Ordinary shares, shares outstanding	2,891,822	1,587,371